UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolio Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio

April 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. Government and Agency Obligations – 41.8%

$400	Federal Home Loan Banks, Discount Notes	0.223%	6/08/09	AAA	$399,968

245	Federal Home Loan Banks, Discount Notes	0.335%	11/24/09	AAA	244,585

300	U.S. Treasury Notes	4.500%	9/30/11	AAA	323,953

250	U.S. Treasury Notes	3.750%	11/15/18	AAA	262,911
$1,195	Total U.S. Government and Agency Obligations (cost $1,234,998)				1,231,417

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt – 44.4%

	Belgium – 2.6%

55 EUR	Kingdom of Belgium	4.000%	3/28/13	AA+	$76,571
	Brazil – 3.5%

220 BRL	Federative Republic of Brazil	12.500%	1/05/16	BBB–	104,022
	Colombia – 1.9%

120,000 COP	Republic of Colombia	11.750%	3/01/10	BB+	54,534
	France – 4.3%

65 EUR	Republic of France	8.500%	4/25/23	AAA	127,456
	Greece – 4.6%

107 EUR	Hellenic Republic	4.300%	7/20/17	A1	134,898
	Netherlands – 4.2%

80 EUR	Netherlands Government Bond	5.500%	1/15/28	Aaa	123,702
	Turkey – 16.6%

600 TRY	Republic of Turkey, Government Bond	16.000%	3/07/12	BB	398,188

80 USD	Republic of Turkey, Government Bond	9.500%	1/15/14	BB–	90,800
	Total Turkey				488,988
	Ukraine – 0.2%

9 CHF	Republic of Ukraine, Reg S	3.500%	9/15/18	CCC+	6,900
	United Kingdom – 6.5%

90 GBP	United Kingdom, Treasury Bill	8.000%	6/07/21	AAA	189,558
	Total Sovereign Debt (cost $1,401,122)				1,306,629

Type	Counterparty	Put Notional Amount		Call Notional Amount (3)		Expiration Date	Strike Price		Value
	Put Options – 0.0%

Currency Option	Goldman Sachs	100,000	USD	1,250,000	MXN	6/12/09	12.500	MXN	$511
	Total Put Options (cost $774)								511
	Total Investments (cost $2,636,894) – 86.2%								2,538,557

Type	Counterparty	Put Notional Amount (4)		Call Notional Amount		Expiration Date	Strike Price		Value
	Call Options Written – 0.0%

Currency Option	Goldman Sachs	(2,056,000)	MXN	(100,000)	USD	6/12/09	20.560	MXN	$(7)
	Total Call Options Written (premiums received $2,788)								(7)

Nuveen Investments	1

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio (continued)

April 30, 2009

Type	Counterparty	Put Notional Amount		Call Notional Amount (3)		Expiration Date	Strike Price		Value
	Put Options Written – 0.0%

Currency Option	Goldman Sachs	(100,000)	USD	(1,200,000)	MXN	6/12/09	12.000	MXN	$(11)
	Total Put Options Written (premiums received $233)								(11)
	Other Assets Less Liabilities – 13.8%								405,461
	Net Assets – 100%								$2,944,000

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at April 30, 2009:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Colombian Peso	56,617,000	U.S. Dollar	22,000	5/04/09	$(2,728)
Colombian Peso	77,610,000	U.S. Dollar	30,000	5/04/09	(3,897)
Colombian Peso	65,000,000	U.S. Dollar	27,595	7/06/09	(540)
Colombian Peso	69,227,000	U.S. Dollar	29,421	7/06/09	(544)
Euro	265,964	U.S. Dollar	347,983	5/04/09	(3,914)
Euro	60,000	U.S. Dollar	78,100	6/30/09	(1,267)
Euro	567,712	U.S. Dollar	738,974	6/30/09	(11,990)
Mexican Peso	773,509	U.S. Dollar	56,090	5/18/09	200
New Zealand Dollar	100,000	U.S. Dollar	55,574	5/08/09	(983)
Pound Sterling	132,146	U.S. Dollar	192,904	5/29/09	(2,581)
Singapore Dollar	162,144	U.S. Dollar	105,862	6/23/09	(3,646)
Swiss Franc	7,309	U.S. Dollar	6,400	9/15/09	(18)
New Turkish Lira	106,051	U.S. Dollar	65,002	7/31/09	89
New Turkish Lira	106,352	U.S. Dollar	66,039	7/31/09	941
New Turkish Lira	257,024	U.S. Dollar	156,923	7/31/09	(401)
U.S. Dollar	27,873	Colombian Peso	65,000,000	5/04/09	516
U.S. Dollar	29,698	Colombian Peso	69,227,000	5/04/09	537
U.S. Dollar	58,732	New Zealand Dollar	100,000	5/08/09	(2,176)
U.S. Dollar	58,715	Mexican Peso	773,509	5/18/09	(2,824)
U.S. Dollar	58,763	Mexican Peso	773,561	5/18/09	(2,869)
U.S. Dollar	109,786	South African Rand	998,725	5/18/09	7,818
U.S. Dollar	106,050	Australian Dollar	150,000	5/27/09	2,791
U.S. Dollar	107,412	Singapore Dollar	162,144	6/23/09	2,096
U.S. Dollar	347,925	Euro	265,964	6/30/09	3,889
					$(21,501)

Interest Rate Swaps outstanding at April 30, 2009:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency		Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Barclays Bank PLC	850,000	EUR	Receive	6-Month EURIBOR	2.630%	Annually		1/07/11	$(11,872)
Barclays Bank PLC	210,000	EUR	Pay	6-Month EURIBOR	3.500	Annually		2/25/19	2,094
Barclays Bank PLC	100,000	EUR	Receive	6-Month EURIBOR	3.590	Annually		1/07/39	3,787
Barclays Bank PLC	410,000	EUR	Pay	6-Month EURIBOR	3.735	Annually		1/07/19	14,630
Barclays Bank PLC	1,750,000	NOK	Pay	6-Month NIBOR	4.400	Annually		12/23/18	(1,307)
BNP Paribas	1,874,400	CZK	Receive	6-Month PRIBOR	4.210	Annually		8/11/18	(5,968)
Citigroup Inc.	75,000	AUD	Receive	6-Month AUD-BBR	5.030	Semi-Annually		10/20/38	(2,430)
Citigroup Inc.	625,000	AUD	Receive	3-Month AUD-BBR	5.140	Quarterly		10/20/10	(12,452)
Citigroup Inc.	190,000	AUD	Receive	6-Month AUD-BBR	5.225	Semi-Annually		4/08/19	(1,318)
Citigroup Inc.	300,000	AUD	Pay	6-Month AUD-BBR	5.900	Semi-Annually		10/22/18	13,534
Citigroup Inc.	465,000	BRL	Pay	12-Month BRAZIBOR	10.660	1/04/12	(5)	1/02/12	(2,475)
Citigroup Inc.	71,000,000	CLP	Receive	6-Month CLICP	4.200	Semi-Annually		4/21/14	(1,052)
Citigroup Inc.	3,000,000	MXN	Pay	28-Day MXN-TIIE	7.050	Monthly		4/16/14	(211)
Citigroup Inc.	900,000	NZD	Pay	3-Month NZD-BBR	3.880	Semi-Annually		4/11/11	4,955
Deutsche Bank AG	1,000,000	ILS	Pay	3-Month TELBOR	4.660	Annually		12/24/18	3,991
Goldman Sachs	10,000,000	MXN	Pay	28-Day MXN-TIIE	7.090	Monthly		2/08/11	14,400

2	Nuveen Investments

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency		Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Goldman Sachs	2,000,000	ZAR	Receive	3-Month JIBAR	9.950%	Quarterly		10/23/18	$(20,563)
JPMorgan	455,000	ZAR	Receive	3-Month JIBAR	9.940	Quarterly		8/07/18	(4,554)
Morgan Stanley	465,000	BRL	Pay	12-Month BRAZIBOR	10.520	1/04/12	(5)	1/02/12	(3,027)
									$(9,838)

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$586,864	$1,951,693	$—	$2,538,557
Derivatives*	—	(31,339)	—	(31,339)
Options written	—	(18)	—	(18)
Total	$586,864	$1,920,336	$—	$2,507,200
*	Represents net unrealized appreciation (depreciation). Derivatives include outstanding forwards, futures and swap contracts, where applicable.

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities”. This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of April 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Fair Value	Location	Fair Value
Foreign currency exchange rate	Forward Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$18,877	Unrealized depreciation on forward foreign currency exchange contracts	$40,378
Foreign currency exchange rate	Options	Investments, at value	511	Call options written, at value	7
				Put options written, at value	11
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	57,391	Unrealized depreciation on interest rate swaps*	67,229
Total			$76,779		$107,625

*	Represents cumulative appreciation(depreciation) of swap contracts as reported in the Portfolio of Investments. Certain swap contracts require a counterparty to pay or receive a premium, which is disclosed in the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation(depreciation) presented above.

Nuveen Investments	3

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio (continued)

April 30, 2009

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments (excluding call options written and put options written) was $2,646,269.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$12,003
Depreciation	(119,715)
Net unrealized appreciation (depreciation) of investments	$(107,712)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.

(4)	Put Notional Amount is calculated by multiplying the Call Notional Amount by the Strike Price.

(5)	Fixed Rate Payment is due two business days after contract Termination Date.

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
MXN	Mexican Peso
NOK	Norweigian Krone
NZD	New Zealand Dollar
TRY	New Turkish Lira
USD	United States Dollar
ZAR	South African Rand
AUD-BBR	Australian Dollar-Bank Bill Rate
BRAZIBOR	Brazil Inter-Bank Offered Rate
CLICP	Chilean Peso Indice Cámara Promedio
EURIBOR	Euro Inter-Bank Offered Rate
JIBAR	Johannesburg Inter-Bank Agreed Rate
MXN-TIIE	Mexican Peso-Inter-Bank Equilibrium Interest Rate
NIBOR	Norwegian Inter-Bank Offered Rate
NZD-BBR	New Zealand-Bank Bill Rate
PRIBOR	Prague Inter-Bank Offered Rate
TELBOR	Tel Aviv Inter-Bank Offered Rate

4	Nuveen Investments

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Managed Accounts Portfolio

April 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 13.1%

	Aerospace & Defense – 0.6%

$5	BE Aerospace Inc.	8.500%	7/01/18	BB+	$4,538

20	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B	19,500

5	Hawker Beechcraft Acquisition Company	9.750%	4/01/17	CCC	1,250

5	L-3 Communications Corporation	6.375%	10/15/15	BB+	4,763
35	Total Aerospace & Defense				30,051
	Auto Components – 0.5%

5	Allison Transmission Inc., 144A	11.000%	11/01/15	CCC+	3,025

20	Goodyear Tire & Rubber Company	7.857%	8/15/11	B+	18,700

5	Johnson Controls Inc.	5.500%	1/15/16	BBB	4,357
30	Total Auto Components				26,082
	Beverages – 0.2%

10	PepsiCo Inc.	3.750%	3/01/14	Aa2	10,214
	Chemicals – 0.2%

15	IMC Global Inc.	7.300%	1/15/28	BBB–	12,253
	Commercial Banks – 3.3%

50	Citigroup, Inc.	6.125%	11/21/17	A	41,289

60	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	58,222

50	JP Morgan Chase & Company	6.000%	1/15/18	Aa3	48,693

25	Wells Fargo & Company	5.250%	10/23/12	AA	25,115
185	Total Commercial Banks				173,319
	Commercial Services & Supplies – 0.9%

5	Allied Waste North America	7.250%	3/15/15	BBB	4,906

15	Aramark Corporation	8.500%	2/01/15	B	14,400

20	Interpublic Group Companies Inc.	6.250%	11/15/14	Ba3	15,600

5	Iron Mountain Inc.	8.000%	6/15/20	B+	4,850

5	Quebecor Media Inc.	7.750%	3/15/16	B	4,200

5	Ticketmaster, 144A	10.750%	8/01/16	BB–	3,438
55	Total Commercial Services & Supplies				47,394
	Communications Equipment – 0.1%

5	Time Warner Telecom Holdings	9.250%	2/15/14	B3	5,038
	Consumer Finance – 0.1%

5	Ford Motor Credit Company	9.875%	8/10/11	CCC+	4,377
	Containers & Packaging – 0.0%

5	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	2,050
	Diversified Telecommunication Services – 0.5%

5	Cablevision Systems Corporation	8.000%	4/15/12	B+	5,000

5	Hughes Network Systems LLC	9.500%	4/15/14	B1	4,700

20	Windstream Corporation	8.625%	8/01/16	BB	20,000
30	Total Diversified Telecommunication Services				29,700
	Electric Utilities – 0.1%

5	Texas Competitive Electric Holdings Company LLC., Series B	10.500%	11/01/15	Caa1	2,863
	Energy Equipment & Services – 0.2%

5	Helix Energy Solutions, 144A	9.500%	1/15/16	B+	3,575

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Managed Accounts Portfolio (continued)

April 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy Equipment & Services (continued)

$5	Nabors Industries Inc., 144A	9.250%	1/15/19	BBB+	$4,726

5	Targa Resources Inc., 144A	8.250%	7/01/16	B	3,975
15	Total Energy Equipment & Services				12,276
	Food & Staples Retailing – 0.1%

5	Ingles Markets Inc. (WI/DD)	8.875%	5/15/17	BB–	4,827
	Food Products – 0.3%

5	General Mills, Inc.	6.000%	2/15/12	BBB+	5,278

5	Kraft Foods Inc.	6.125%	2/01/18	BBB+	5,084

5	Pinnacle Foods Finance LLC, 144A	10.625%	4/01/17	CCC	3,775
15	Total Food Products				14,137
	Health Care Providers & Services – 0.1%

5	HCA Inc., 144A	8.500%	4/15/19	BB	5,056
	Hotels, Restaurants & Leisure – 0.3%

5	Boyd Gaming Corporation	7.125%	2/01/16	BB–	3,675

15	Wendy’s International Inc.	7.000%	12/15/25	B	10,875
20	Total Hotels, Restaurants & Leisure				14,550
	Household Durables – 0.1%

5	Ryland Group Inc.	5.375%	5/15/12	BB–	4,775
	Industrial Conglomerates – 0.2%

10	Tyco International Group	6.000%	11/15/13	BBB+	9,781
	IT Services – 0.6%

15	First Data Corporation	9.875%	9/24/15	B–	10,444

10	Fiserv Inc.	6.125%	11/20/12	BBB	9,919

5	Seagate Technology International, 144A (WI/DD)	10.000%	5/01/14	BB+	4,950

5	Sungard Data Systems Inc., 144A	10.625%	5/15/15	B	4,813
35	Total IT Services				30,126
	Media – 0.5%

5	Mediacom LLC	9.500%	1/15/13	B–	4,925

20	Nielsen Finance LLC Co, 144A	11.625%	2/01/14	B–	19,900
25	Total Media				24,825
	Metals & Mining – 0.0%

5	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	B–	2,025
	Multiline Retail – 0.8%

10	Albertson’s, Inc.	8.000%	5/01/31	Ba3	8,500

10	Costco Wholesale Corporation	5.300%	3/15/12	A	10,718

5	Dollar General Corporation	11.875%	7/15/17	B–	5,200

20	Sally Holdings Inc.	10.500%	11/15/16	B–	19,400
45	Total Multiline Retail				43,818
	Multi-Utilities – 0.1%

5	Aquila, Inc.	11.875%	7/01/12	BBB	5,253
	Oil, Gas & Consumable Fuels – 1.9%

10	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	10,266

5	Chesapeake Energy Corporation	9.500%	2/15/15	BB	5,075

10	Chevron Corporation	3.950%	3/03/14	Aa1	10,258

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$5	Comstock Resources Inc.	6.875%	3/01/12	B	$4,550

5	Denbury Resources Inc.	9.750%	3/01/16	BB	5,100

5	Forest Oil Corporation	8.500%	2/15/14	BB–	4,875

5	Mariner Energy Corporation	8.000%	5/15/17	B+	3,650

5	Markwest Energy Partners LP	8.750%	4/15/18	B+	4,175

5	McMoran Exploration Corporation, Convertible Bonds	11.875%	11/15/14	B	3,725

5	OPTI Canada Inc.	8.250%	12/15/14	B	2,775

10	Pacific Energy Partners LP	6.250%	9/15/15	BBB–	9,008

5	Petrohawk Energy Corporation, 144A	7.875%	6/01/15	B	4,713

5	Range Resources Corporation	7.250%	5/01/18	BB	4,725

25	Suncor Energy Inc.	6.100%	6/01/18	BBB+	22,273

5	Tesoro Petroleum Corporation	6.500%	6/01/17	BB+	4,088

5	W&T Offshore, Inc., 144A	8.250%	6/15/14	B	3,700
115	Total Oil, Gas & Consumable Fuels				102,956
	Paper & Forest Products – 0.1%

5	Rock-Tenn Company	5.625%	3/15/13	BB+	4,525
	Pharmaceuticals – 0.1%

5	Elan Financing Corporation PLC	5.234%	11/15/11	B	4,325
	Semiconductors & Equipment – 0.0%

5	Spansion LLC, 144A, (3)	5.328%	6/01/13	D	2,025
	Wireless Telecommunication Services – 1.2%

5	American Tower Company	7.000%	10/15/17	BB+	4,950

20	Cricket Communications Inc., 144A	10.000%	7/15/15	B–	20,299

15	IntelSat Jackson Holding	9.500%	6/15/16	BB–	14,849

20	Metro Wireless Inc.	9.250%	11/01/14	B	20,124

5	Nokia Corporation (WI/DD)	5.375%	5/15/19	A1	5,043
65	Total Wireless Telecommunication Services				65,265
$765	Total Corporate Bonds (cost $692,316)				693,886

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Convertible Bonds – 0.1%

	Diversified Telecommunication Services – 0.1%

$5	Qwest Communications International Inc.	7.500%	2/15/14	Ba3	$4,663
	Total Convertible Bonds (cost $4,638)				4,663

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Asset-Backed and Mortgage-Backed Securities – 122.5%

	Autos – Asset-Backed Securities – 14.5%

$150	Capital Auto Receivable Asset Trust, 2008-2, A3A	4.680%	10/15/12	AAA	$152,290

340	Daimler Chrysler Auto Trust 2008B	4.710%	9/10/12	AAA	332,343

155	Nissan Auto Receivables Owner Trust 2008-B A3	4.460%	4/16/12	AAA	158,580

124	Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	127,504
769	Total Autos – Asset-Backed Securities				770,717

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Managed Accounts Portfolio (continued)

April 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Other – Asset-Backed Securities – 6.7%

$100	American Express Issuance Trust 2008-2A	4.020%	1/18/11	AAA	$101,003

250	Chase Issuance Trust 2008 Class A9	4.260%	5/15/13	AAA	253,223
350	Total Other – Asset-Backed Securities				354,226
	Residential – Mortgage-Backed Securities – 101.3%

173	Fannie Mae Mortgage Pool 946228	6.150%	9/01/37	AAA	181,451

952	Fannie Mae Morgage Pool 929182	5.000%	3/01/38	AAA	980,019

1,138	Fannie Mae Mortgage Pool 984834 (10)	5.000%	7/01/38	AAA	1,172,208

950	Federal National Mortgage Association (WI/DD)	6.000%	TBA	AAA	993,196

2,000	Government National Mortgage Association Mortgage Backed Securities (MDR) (WI/DD)	4.500%	TBA	AAA	2,039,999
5,213	Total Residential – Mortgage-Backed Securities				5,366,873
$6,332	Total Asset-Backed Securities (cost $6,382,658)				6,491,816

Principal Amount (000)	Description (1)	Optional Call Provisions (4)	Ratings (2)	Value

	Municipal Bonds – 0.7%

	Connecticut – 0.7%

$40	Connecticut State, General Obligation Bonds, Series 2008A, 5.850%, 3/15/32	No Opt. Call	AA	$37,364
	Total Municipal Bonds (cost $40,000)			37,364

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Government and Agency Obligations – 7.1%

$15	U.S. Treasury Bonds	7.500%	11/15/16	AAA	$19,607

175	U.S. Treasury Securities, STRIPS (I/O)	0.000%	11/15/12	AAA	164,328

125	U.S. Treasury Securities, STRIPS (I/O)	0.000%	11/15/13	AAA	113,662

35	U.S. Treasury Securities, STRIPS (I/O)	0.000%	5/15/17	AAA	26,807

30	U.S. Treasury Securities, STRIPS (I/O)	0.000%	2/15/31	AAA	11,526

125	U.S. Treasury Securities, STRIPS (I/O)	0.000%	2/15/37	AAA	38,689
$505	Total U.S. Government and Agency Obligations (cost $353,360)				374,619

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt – 15.5%

	Colombia – 1.6%

185,000 COP	Republic of Colombia	11.750%	3/01/10	BB+	$84,073
	Turkey – 13.7%

850 TRY	Republic of Turkey, Government Bond	16.000%	3/07/12	BB	564,099

140 USD	Republic of Turkey, Government Bond	9.500%	1/15/14	BB–	158,900
	Total Turkey				722,999
	Ukraine – 0.2%

15 CHF	Republic of Ukraine, Reg S	3.500%	9/15/18	CCC+	11,116
	Total Sovereign Debt (cost $810,031)				818,188

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 7.7%

$410	Repurchase Agreement with State Street Bank, dated 4/30/09, repurchase price $410,221, collateralized by $400,000 U.S. Treasury Notes, 3.125%, due 8/31/13, value $423,240	0.080%	5/01/09	$410,220
	Total Short-Term Investments (cost $410,220)			410,220

Type	Counterparty	Put Notional Amount		Call Notional Amount (5)		Expiration Date	Strike Price		Value
	Put Options – 0.0%

Currency Option	Goldman Sachs	120,000	USD	1,500,000	MXN	6/12/09	12.500	MXN	$613
	Total Put Options (cost $929)								613
	Total Investments (cost $8,694,152) – 166.7%								8,831,369

Type	Counterparty	Put Notional Amount (6)		Call Notional Amount		Expiration Date	Strike Price		Value
	Call Options Written – 0.0%

Currency Option	Goldman Sachs	(2,467,200)	MXN	(120,000)	USD	6/12/09	20.560	MXN	$(9)
	Total Call Options Written (premiums received $3,346)								(9)

Type	Counterparty	Put Notional Amount		Call Notional Amount (5)		Expiration Date	Strike Price		Value
	Put Options Written – 0.0%

Currency Option	Goldman Sachs	(120,000)	USD	(1,440,000)	MXN	6/12/09	12.000	MXN	$(13)
	Total Put Options Written (premiums received $280)								(13)
	Other Assets Less Liabilities – (66.7)%								(3,532,877)
	Net Assets – 100%								$5,298,470

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at April 30, 2009:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Brazilian Real	366,880	U.S. Dollar	165,187	5/05/09	$(2,419)
Colombian Peso	97,793,000	U.S. Dollar	38,000	5/04/09	(4,712)
Colombian Peso	131,937,000	U.S. Dollar	51,000	5/04/09	(6,624)
Colombian Peso	110,000,000	U.S. Dollar	46,699	7/06/09	(914)
Colombian Peso	119,730,000	U.S. Dollar	50,884	7/06/09	(940)
Mexican Peso	1,141,846	U.S. Dollar	82,799	5/18/09	295
New Zealand Dollar	150,000	U.S. Dollar	83,360	5/08/09	(1,474)
Singapore Dollar	235,832	U.S. Dollar	153,973	6/23/09	(5,303)
Swiss Franc	11,775	U.S. Dollar	10,311	9/15/09	(29)
New Turkish Lira	127,261	U.S. Dollar	78,002	7/31/09	106
New Turkish Lira	138,282	U.S. Dollar	85,865	7/31/09	1,223
New Turkish Lira	634,985	U.S. Dollar	387,682	7/31/09	(990)
U.S. Dollar	47,170	Colombian Peso	110,000,000	5/04/09	874
U.S. Dollar	51,364	Colombian Peso	119,730,000	5/04/09	929
U.S. Dollar	162,157	Brazilian Real	366,880	5/05/09	5,449
U.S. Dollar	1,096	Norwegian Krone	7,211	5/05/09	2
U.S. Dollar	88,098	New Zealand Dollar	150,000	5/08/09	(3,264)

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Managed Accounts Portfolio (continued)

April 30, 2009

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. Dollar	164,679	South African Rand	1,498,087	5/18/09	$11,727
U.S. Dollar	86,674	Mexican Peso	1,141,846	5/18/09	(4,169)
U.S. Dollar	86,746	Mexican Peso	1,141,924	5/18/09	(4,236)
U.S. Dollar	141,400	Australian Dollar	200,000	5/27/09	3,721
U.S. Dollar	164,189	Brazilian Real	366,880	6/02/09	2,123
U.S. Dollar	156,227	Singapore Dollar	235,832	6/23/09	3,049
					$(5,576)

Interest Rate Swaps outstanding at April 30, 2009:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency		Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Barclays Bank PLC	1,200,000	EUR	Receive	6-Month EURIBOR	2.630%	Annually		1/07/11	$(16,760)
Barclays Bank PLC	300,000	EUR	Pay	6-Month EURIBOR	3.500	Annually		2/25/19	2,991
Barclays Bank PLC	130,000	EUR	Receive	6-Month EURIBOR	3.590	Annually		1/07/39	4,923
Barclays Bank PLC	560,000	EUR	Pay	6-Month EURIBOR	3.735	Annually		1/07/19	19,982
BNP Paribas	7,614,750	CZK	Receive	6-Month PRIBOR	4.210	Annually		8/11/18	(24,241)
Citigroup Inc.	115,000	AUD	Receive	6-Month AUD-BBR	5.030	Semi-Annually		10/20/38	(3,726)
Citigroup Inc.	1,000,000	AUD	Receive	3-Month AUD-BBR	5.140	Quarterly		10/20/10	(19,923)
Citigroup Inc.	280,000	AUD	Receive	6-Month AUD-BBR	5.225	Semi-Annually		4/08/19	(1,942)
Citigroup Inc.	475,000	AUD	Pay	6-Month AUD-BBR	5.900	Semi-Annually		10/22/18	21,428
Citigroup Inc.	890,000	BRL	Pay	12-Month BRAZIBOR	10.660	1/04/12	(7)	1/02/12	(4,736)
Citigroup Inc.	103,000,000	CLP	Receive	6-Month CLICP	4.200	Semi-Annually		4/21/14	(1,526)
Citigroup Inc.	4,500,000	MXN	Pay	28-Day MXN-TIIE	7.050	Monthly		4/16/11	(317)
Citigroup Inc.	1,400,000	NZD	Pay	3-Month NZD-BBR	3.880	Semi-Annually		4/11/11	7,712
Deutsche Bank AG	1,450,000	ILS	Pay	3-Month TELBOR	4.660	Annually		12/24/18	5,787
Goldman Sachs	14,000,000	MXN	Pay	28-Day MXN-TIIE	7.090	Monthly		2/08/11	20,160
Goldman Sachs	1,350,000	ZAR	Receive	3-Month JIBAR	9.950	Quarterly		10/23/18	(13,880)
JPMorgan	1,850,000	ZAR	Receive	3-Month JIBAR	9.940	Quarterly		8/07/18	(18,510)
Morgan Stanley	890,000	BRL	Pay	12-Month BRAZIBOR	10.520	1/04/12	(7)	1/02/12	(5,794)
									$(28,372)

Credit Default Swaps outstanding at April 30, 2009:

Counterparty	Referenced Entity	Buy/Sell Protection		Current Credit Spread (8)	Notional Amount (U.S. Dollars)	Fixed Rate	Termination Date	Value at April 30, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Barclays Bank PLC	DJ Investment Grade CDX	Sell	(9)	1.62%	$3,000,000	1.000%	6/20/14	$(81,154)	$43,615
JPMorgan	DJ High Yield CDX	Sell	(9)	11.65	1,980,000	5.000	6/20/14	(401,906)	78,244
									$121,859

Futures Contracts outstanding at April 30, 2009:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at April 30, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Short	(1)	6/09	$(217,547)	$(612)
U.S. 10-Year Treasury Note	Long	6	6/09	725,625	(4,284)
					$(4,896)

10	Nuveen Investments

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$429,827	$8,401,542	$—	$8,831,369
Derivatives*	(4,896)	87,911	—	83,015
Options written	—	(22)	—	(22)
Total	$424,931	$8,489,431	$—	$8,914,362
*	Represents net unrealized appreciation (depreciation). Derivatives include outstanding forwards, futures and swap contracts, where applicable.

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities”. This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of April 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Fair Value	Location	Fair Value
Foreign currency exchange rate	Forward Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$29,498	Unrealized depreciation on forward foreign currency exchange contracts	$35,074
Foreign currency exchange rate	Options	Investments, at value	613	Call options written, at value	9
				Put options written, at value	13
Interest Rate	Futures	—	—	Payable for variation margin on futures contracts*	4,896
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	82,983	Unrealized depreciation on interest rate swaps**	111,355
Credit	Swaps	Unrealized appreciation on credit default swaps**	121,859	—	—
Total			$234,953		$151,347
*	Represents cumulative appreciation(depreciation) of futures contracts as reported in the Portfolio of Investments and not the current day’s variation margin presented in the Statement of Assets and Liabilities.

**	Represents cumulative appreciation(depreciation) of swap contracts as reported in the Portfolio of Investments. Certain swap contracts require a counterparty to pay or receive a premium, which is disclosed in the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation(depreciation) presented above.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Managed Accounts Portfolio (continued)

April 30, 2009

At April 30, 2009, the cost of investments was $8,638,188.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$231,655
Depreciation	(38,474)
Net unrealized appreciation (depreciation) of investments	$193,181

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	At or subsequent to April 30, 2009, this issue was under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.

(6)	Put Notional Amount is calculated by multiplying the Call Notional Amount by the Strike Price.

(7)	Fixed Rate Payment is due two business days after contract Termination Date.

(8)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(9)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(10)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

I/O	Interest only security.
MDR	Denotes investment is subject to dollar roll transactions and deemed purchased on a when-issued basis.
TBA	To be announced. Maturity-date not known prior to settlement of the transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
ILS	Israeli Shekel
MXN	Mexican Peso
NZD	New Zealand Dollar
TRY	New Turkish Lira
USD	United States Dollar
ZAR	South African Rand
AUD-BBR	Australian Dollar-Bank Bill Rate
BRAZIBOR	Brazil Inter-Bank Offered Rate
CLICP	Chilean Peso Indice Cámara Promedio
EURIBOR	Euro Inter-Bank Offered Rate
JIBAR	Johannesburg Inter-Bank Agreed Rate
MXN-TIIE	Mexican Peso-Inter-Bank Equilibrium Interest Rate
NZD-BBR	New Zealand-Bank Bill Rate
PRIBOR	Prague Inter-Bank Offered Rate
TELBOR	Tel Aviv Inter-Bank Offered Rate

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio

April 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 2.0%

$850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A2		$903,958

100	City of Birmingham, Alabama, Water and Sewer Revenue Warrants, Series 1998-A, 4.750%, 1/01/29 – MBIA Insured	1/10 at 100.00	AA–		92,404

500	The Special Care Facilities Financing Authority of the City of Birmingham, Alabama, Medical Center East Health Care Facility Revenue Bonds, Series 1986 Refunding, 7.250%, 7/01/15 – MBIA Insured (ETM)	No Opt. Call	A	(4)	587,670
1,450	Total Alabama				1,584,032
	Alaska – 0.8%

145	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2006-2, 5.500%, 12/01/21 – MBIA Insured (Alternative Minimum Tax)	12/16 at 100.00	AA–		144,407

500	Alaska Student Loan Corporation, Senior Lien Student Loan Revenue Bonds, Series 2006A-2, 5.000%, 6/01/14 (Alternative Minimum Tax)	No Opt. Call	AAA		506,605
645	Total Alaska				651,012
	Arizona – 0.1%

100	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		88,447
	California – 10.3%

850	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2008-F1, 5.500%, 4/01/43	4/18 at 100.00	AA		867,850

385	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2002A, 5.750%, 6/01/30 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB	(4)	431,000

250	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/10	No Opt. Call	A2		257,535

250	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1		224,693

225	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Refunding, Series 2007A, 5.250%, 12/15/23	12/17 at 100.00	A–		189,569

1,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2009A, 6.000%, 8/01/25 – AGC Insured	No Opt. Call	AAA		1,111,610

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:

250	5.000%, 6/01/09 – FGIC Insured	No Opt. Call	A–		250,330
325	4.000%, 6/01/12 – AMBAC Insured	No Opt. Call	A–		323,898
500	5.000%, 6/01/17	6/09 at 100.00	A		487,330

1,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2004C, 5.500%, 8/01/24 – MBIA Insured	8/12 at 102.00	AA–		1,074,840

850	Public Utilities Commission of the City and County of San Francisco, California, Water Revenue Bonds, Series 2006A, 5.000%, 11/01/25 – FSA Insured	5/16 at 100.00	AAA		873,741

600	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2000, Issue 26A, 5.000%, 5/01/15 – FGIC Insured	5/10 at 101.00	AA–		593,274

750	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A, 3.000%, 6/15/26 – FSA Insured	6/17 at 100.00	AAA		551,438

1,000	State of California Various Purpose General Obligation Bonds, 6.500%, 4/01/33	4/19 at 100.00	A		1,095,640
8,235	Total California				8,332,748

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado – 1.3%

$500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	BBB	$406,095

75	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/15	No Opt. Call	BBB–	70,247

200	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/17	6/16 at 100.00	A–	195,234

150	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/14 – FGIC Insured	11/11 at 100.00	AA–	153,453

300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – MBIA Insured	9/15 at 100.00	AA	259,077
1,225	Total Colorado			1,084,106
	District of Columbia – 0.3%

300	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	5/11 at 101.00	BBB	233,382
	Florida – 2.4%

25	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	15,661

25	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	14,258

200	Brevard County, Florida, General Obligation Bonds, South Brevard Recreation, Series 2007, 5.000%, 7/01/22 – AMBAC Insured	No Opt. Call	N/R	208,672

500	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+	504,995

280	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005D, 5.000%, 11/15/35	No Opt. Call	A+	234,609

680	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2003E, 5.250%, 10/01/13 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AA	693,736

75	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.750%, 10/01/22	10/17 at 100.00	BBB	60,182

75	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R	61,465

200	University of Florida Research Foundation, Inc., Capital Improvement Revenue Bonds, Series 2003, 5.125%, 9/01/33 – AMBAC Insured	9/09 at 100.00	N/R	184,208
2,060	Total Florida			1,977,786
	Georgia – 2.9%

650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	A1	650,806

60	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007, 5.250%, 10/01/18	10/17 at 100.00	A2	59,865

500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	A+	490,700

350	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A	376,905

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA	763,395
2,310	Total Georgia			2,341,671
	Idaho – 1.8%

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34	6/18 at 100.00	A3	818,625

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Idaho (continued)

	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1:

$130	5.625%, 7/01/28 (Alternative Minimum Tax)	1/17 at 100.00	Aaa	$133,448
500	6.250%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	Aaa	515,875
1,380	Total Idaho			1,467,948
	Illinois – 10.5%

685	Chicago, Illinois, General Obligation Refunding Bonds, Series 1992, 6.250%, 1/01/11 – AMBAC Insured	No Opt. Call	AA–	717,161

500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AA–	502,790

255	Green Oaks Village, Illinois, General Obligation Bonds, Series 2009, 5.500%, 12/01/28	No Opt. Call	AAA	273,740

200	Illinois Development Finance Authority, Revenue Bonds, Adventist Health System – Sunbelt Obligated Group, Series 1997A, 5.500%, 11/15/14 – MBIA Insured	No Opt. Call	AA	206,894

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	A–	755,903

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa1	482,957

750	Illinois Finance Authority, Revenue Bonds, Illinois Instittue of Technology, Refunding Series 2006A, 5.000%, 4/01/17	4/16 at 100.00	Baa2	708,653

150	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	4/17 at 100.00	Baa1	130,811

100	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	Baa1	68,168

700	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB	680,323

75	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/13	No Opt. Call	Baa3	72,949

	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002:

665	6.250%, 1/01/17	1/13 at 100.00	Baa1	670,985
60	5.500%, 1/01/22	1/13 at 100.00	Baa1	54,723

205	Kane County, Illinois, Community Unit School District 304 Geneva, General Obligation Bonds, Series 2008, 5.250%, 1/01/23 – FSA Insured	1/18 at 100.00	AAA	216,829

250	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/30	1/16 at 100.00	AA	249,355

	Markham, Illinois, General Obligation Bonds, Series 2008A:

225	4.750%, 2/01/17	No Opt. Call	BBB	208,670
500	4.750%, 2/01/18	No Opt. Call	BBB	453,750

500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AAA	653,035

250	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA+	306,143

250	Saint Clair County High School District 203, O’Fallon, Illinois, General Obligation Bonds, Series 2007, 5.750%, 12/01/26 – AMBAC Insured	12/17 at 100.00	A	266,903

750	Southwestern Illinois Development Authority, Local Goverment Program Bonds, St. Clair County Community Unit School District 19 Mascoutah, Series 2009, 5.750%, 2/01/29 – AGC Insured	No Opt. Call	AAA	814,650
8,470	Total Illinois			8,495,392

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana – 6.0%

$250	Central Nine Career Charter School Building Corporation, Indiana, General Obligation Bonds, Series 2007, 5.500%, 1/15/17	No Opt. Call	A	$273,435

670	East Chicago Multi-School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 7/15/16	No Opt. Call	AA+	783,109

750	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage Revenue Bonds, Series 2007A, 5.000%, 7/15/20 – FGIC Insured	No Opt. Call	A	804,338

350	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A, 5.000%, 10/15/17	No Opt. Call	Aa3	321,454

	Indiana Finance Authority, Revenue Bonds, Children’s Museum Project, Series 2008:

500	5.000%, 10/01/26	7/18 at 100.00	Aa3	485,825
280	5.000%, 10/01/28	7/18 at 100.00	Aa3	265,006

500	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 4.150%, 8/01/10 – MBIA Insured	No Opt. Call	AA	498,985

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	A	257,785

300	Portage Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2008, 5.250%, 1/15/19 – CIFG Insured	1/18 at 100.00	BBB+	303,276

75	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	BBB+	63,607

650	Tri-Creek Middle School Building Corporation, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 1/15/16 – FSA Insured	No Opt. Call	AAA	768,307
4,575	Total Indiana			4,825,127
	Iowa – 0.9%

750	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Refunding Bonds 1998 Series J, 4.800%, 6/01/09 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	AA	750,833
	Kansas – 1.2%

500	Wyandotte County-Kansas City Unified Government, Kansas, Pollution Control Revenue Bonds, General Motors Corporation, Series 2002, 6.000%, 6/01/25	3/12 at 101.00	C	47,645

1,000	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 4.750%, 12/01/16	12/15 at 100.00	N/R	939,170
1,500	Total Kansas			986,815
	Kentucky – 0.9%

500	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008A-1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AAA	517,855

250	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/28	5/18 at 100.00	Baa2	224,430
750	Total Kentucky			742,285
	Maine – 0.6%

500	South Berwick, Maine, Education Revenue Bonds, Berwick Academy Issue, Series 1998, 5.250%, 8/01/13	8/10 at 100.00	BBB	488,985
	Massachusetts – 2.9%

750	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Bonds, Series 2004B, 5.250%, 7/01/18	No Opt. Call	AAA	888,000

250	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/37 – ACA Insured	1/17 at 100.00	N/R	143,015

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$750	Massachusetts Educational Financing Authority, Educaton Loan Revenue Bonds, Series 2008H, 6.125%, 1/01/22 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AAA	$770,363

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series A (2008), 6.250%, 1/15/28	1/18 at 100.00	N/R	210,102

400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1, 5.375%, 7/01/25	7/18 at 100.00	A3	359,032
2,450	Total Massachusetts			2,370,512
	Michigan – 4.6%

250	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A, 4.875%, 8/15/27	8/17 at 100.00	N/R	154,033

500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Series 2008A, 5.500%, 1/15/47 (Mandatory put 1/15/15)	No Opt. Call	AA	516,500

750	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Alma College Project, Series 2008, 5.500%, 6/01/28	6/18 at 100.00	A3	731,790

150	Michigan Higher Education Facilities Authority, Revenue Bonds, Kalamazoo College Project, Series 2007, 5.000%, 12/01/33	12/17 at 100.00	A1	138,431

200	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2003, XVII-I, 4.750%, 3/01/18 – AMBAC Insured (Alternative Minimum Tax)	3/14 at 100.00	AA	169,756

80	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 4.750%, 10/15/25	10/09 at 100.00	A+	78,123

30	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.250%, 8/15/23	8/09 at 100.00	BB	19,565

130	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1997A, 5.250%, 8/15/27 – AMBAC Insured	8/09 at 100.00	A	79,919

875	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2000A, 6.000%, 12/01/27 – AMBAC Insured	12/10 at 101.00	AA	889,788

15	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.250%, 8/15/13	8/09 at 100.00	BB	14,461

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	Baa3	210,771

700	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 6.250%, 9/01/14	No Opt. Call	A1	754,838
3,980	Total Michigan			3,757,975
	Minnesota – 0.3%

200	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1992A, 8.500%, 3/01/19	8/12 at 101.00	A	227,130
	Missouri – 3.2%

1,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009C, 5.750%, 11/01/29	No Opt. Call	A+	1,002,330

600	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, Independence Electric System Projects, Series 2009D, 5.750%, 6/01/34	No Opt. Call	A+	603,900

287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	180,348

700	Sikeston, Missouri, Electric System Revenue Bonds, Series 1992, 6.200%, 6/01/10 – MBIA Insured	No Opt. Call	AA–	707,560

75	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.250%, 9/01/15	No Opt. Call	N/R	71,821
2,662	Total Missouri			2,565,959

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska – 0.6%

$500	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008, 6.125%, 8/15/31	8/17 at 100.00	A2	$503,010
	Nevada – 1.1%

800	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2007A-2, 5.000%, 7/01/26 – AMBAC Insured	7/17 at 100.00	Aa3	796,296

100	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R	76,952
900	Total Nevada			873,248
	New Jersey – 3.7%

600	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.625%, 6/15/19	6/10 at 100.00	BBB	528,492

500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2007-T3, 5.000%, 9/01/20 (Mandatory put 9/01/14) – FSA Insured	No Opt. Call	AAA	554,495

350	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.125%, 7/01/22	7/18 at 100.00	A+	340,344

	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008X:

735	4.850%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	AA	755,051
805	5.000%, 4/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	828,836
2,990	Total New Jersey			3,007,218
	New Mexico – 0.9%

500	Albuquerque, New Mexico, Airport Revenue Bonds, Subordinate Lien Refunding Series 2008E, 5.500%, 7/01/13	No Opt. Call	A1	537,955

250	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Series 2007A, 5.150%, 6/01/37 – FGIC Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa3	167,620
750	Total New Mexico			705,575
	New York – 5.3%

730	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993B, 6.000%, 7/01/14	No Opt. Call	AA–	788,612

750	Dormitory Authority of the State of New York, Revenue Bond, Court Facilities Lease, New York City Issue, Series 2005A, 5.500%, 5/15/25 – AMBAC Insured	No Opt. Call	AA–	796,995

100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	91,090

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B, 5.500%, 10/15/27	No Opt. Call	AAA	584,310

435	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, Series 87, 5.150%, 4/01/17	9/09 at 100.00	Aa1	445,436

500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	510,410

450	Saratoga County Water and Sewer Authority, New York, Revenue Bonds, Series 2008, 5.000%, 9/01/38	9/18 at 100.00	AA	448,596

640	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2008C, 5.000%, 11/15/27	11/18 at 100.00	Aa2	657,088
4,105	Total New York			4,322,537

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	North Carolina – 3.0%

$100	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/21	10/17 at 100.00	N/R		$87,976

250	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 1993A, 5.375%, 7/01/13 – FGIC Insured (ETM)	7/09 at 100.00	Aa3	(4)	275,303

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1		365,460

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	BBB+		502,035

740	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series 2003, 5.500%, 10/01/17 – RAAI Insured	No Opt. Call	BBB–		619,550

500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/19	1/18 at 100.00	A2		535,165
2,440	Total North Carolina				2,385,489
	Ohio – 1.8%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:

100	5.125%, 6/01/24	6/17 at 100.00	BBB		78,808
300	6.500%, 6/01/47	6/17 at 100.00	BBB		186,018

240	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	Aa2		243,770

200	Huron County, Ohio, Hospital Facilities Revenue Bonds, Fisher-Titus Medical Center, Series 2007, 5.250%, 12/01/17	6/17 at 100.00	A		200,252

750	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/23	12/18 at 100.00	Baa2		755,303
1,590	Total Ohio				1,464,151
	Oregon – 0.2%

150	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A, 5.500%, 4/01/27	4/18 at 100.00	BBB+		138,726
	Pennsylvania – 5.7%

430	City of Erie Higher Education Building Authority (Commonwealth of Pennsylvania) College Revenue Bonds, Series 2008 (Mercyhurst College Project), 5.350%, 3/15/28	9/18 at 100.00	BBB		358,233

250	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%, 10/01/25	10/18 at 100.00	BBB		230,613

1,250	Lackawanna County, Pennsylvania, General Obligation Notes, Series 2009B, 6.000%, 9/15/32 (WI/DD, Settling 6/01/09) – AGC Insured	9/19 at 100.00	AAA		1,223,775

100	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 5.200%, 7/01/12	7/10 at 101.00	N/R		95,756

1,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 1992, 6.125%, 7/01/12 – AMBAC Insured	7/09 at 100.00	A		1,000,880

375	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	AA		380,670

850	Pittsburgh, Pennsylvania, General Obligation Bonds, Refunding Series 2008A, 5.000%, 9/01/13	No Opt. Call	Baa1		860,413

500	Warwick School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2009, 4.375%, 2/01/25 – AGC Insured	2/18 at 100.00	AAA		503,010
4,755	Total Pennsylvania				4,653,350

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Puerto Rico – 2.3%

$275	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 – FGIC Insured	7/13 at 100.00	BBB		$266,233

135	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/21	No Opt. Call	BBB		130,232

1,000	Puerto Rico, General Obligation Refunding Bonds, Series 2002, 5.500%, 7/01/14 – FGIC Insured	No Opt. Call	BBB–		1,005,050

500	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.000%, 5/15/11 – BHAC Insured	No Opt. Call	BBB		496,720
1,910	Total Puerto Rico				1,898,235
	Rhode Island – 1.5%

200	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2007 Series 57-B, 5.150%, 4/01/22 (Alternative Minimum Tax)	4/17 at 100.00	AA+		201,804

250	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A		246,908

850	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB		784,584
1,300	Total Rhode Island				1,233,296
	South Carolina – 2.4%

500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.125%, 12/01/30	12/16 at 100.00	A–		494,505

400	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2008A-3, 5.250%, 1/01/19	1/18 at 100.00	A–		414,624

740	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.000%, 8/01/13	No Opt. Call	BBB+		756,176

	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B:

265	6.000%, 5/15/22 (Pre-refunded 5/15/12)	5/12 at 100.00	BBB	(4)	278,210
10	6.375%, 5/15/28 (Pre-refunded 5/15/16)	5/16 at 100.00	BBB	(4)	11,080
1,915	Total South Carolina				1,954,595
	Tennessee – 1.0%

145	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Methodist Healthcare, Series 1995, 5.250%, 8/01/15 – MBIA Insured (ETM)	No Opt. Call	A	(4)	162,161

1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+		611,590
1,145	Total Tennessee				773,751
	Texas – 6.1%

500	Dallas-Fort Worth International Airport, Texas, Auction Rate Revenue Bonds, Series 2004-A1, 5.750%, 11/01/18 – MBIA Insured (Alternative Minimum Tax)	11/09 at 100.00	AA–		501,255

350	Forney Independent School District, Kaufman County, Texas, General Obligation Bonds, Series 2008, 0.000%, 8/15/25	8/17 at 65.60	AAA		150,857

500	Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, General Obligation Bonds, Series 2005A, 5.250%, 8/15/22 – FGIC Insured	8/15 at 100.00	AA		535,090

650	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 1998A, 6.000%, 7/01/13 – FGIC Insured (Alternative Minimum Tax)	7/10 at 100.00	AA–		657,261

1,250	New Braunfels Independent School District, Texas, Revenue Refunding Bonds, Series 2005, 5.000%, 2/01/18 (WI/DD, Settling 6/01/09)	2/13 at 100.00	AAA		1,223,775

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$380	North Texas Municipal Water District, Water System Revenue Bonds, Series 2006, 5.000%, 9/01/20 – FGIC Insured	9/16 at 100.00	AAA	$420,128

	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008A:

200	6.000%, 1/01/19	1/18 at 100.00	A2	221,324
325	6.000%, 1/01/23 – MBIA Insured	1/18 at 100.00	AA	350,217

375	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008, 5.750%, 1/01/38	1/18 at 100.00	A3	354,385

540	Port of Port Arthur Navigation District, Texas, General Obligation Bonds, Port Improvement Series 2008B, 4.375%, 3/01/15 (Alternative Minimum Tax)	No Opt. Call	A	517,287
5,070	Total Texas			4,931,579
	Utah – 1.2%

750	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2008A, 5.250%, 7/01/20	7/13 at 100.00	A+	776,594

100	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R	73,883

150	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–	131,006
1,000	Total Utah			981,483
	Virgin Islands – 0.6%

500	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan Note, Series 1998A, 5.500%, 10/01/22	10/09 at 100.50	BBB	472,619
	Virginia – 1.5%

140	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1977, 5.800%, 1/01/16 (ETM)	No Opt. Call	AAA	155,610

100	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A, 5.250%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA–	93,360

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	939,132
1,055	Total Virginia			1,188,102
	Washington – 0.2%

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	No Opt. Call	N/R	74,388

75	Skagit County Public Hospital District 1 , Washington, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	58,840
175	Total Washington			133,228
	Wisconsin – 3.9%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:

90	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	96,561
320	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	359,794

860	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Sisters of the Sorrowful Mother – Ministry Corporation, Series 1993D, 5.500%, 8/15/19 – MBIA Insured	8/09 at 100.00	AA–	851,210

860	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.000%, 8/15/12	No Opt. Call	BBB+	808,312

1,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Series 2009A, 6.000%, 5/01/27	5/19 at 100.00	AA–	1,069,029
3,130	Total Wisconsin			3,184,906

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wyoming – 0.3%

$250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	$254,813
$79,172	Total Long-Term Investments (cost $78,221,674) – 96.3%			78,032,056
	Short-Term Investments – 3.4%

$2,745	State Street Global Advisors Money Market Fund, Tax Free Obligation	N/A	N/A	2,745,195
	Total Short-Term Investments (cost $2,745,195)			2,745,195
	Total Investments (cost $80,966,869) – 99.7%			80,777,251
	Other Assets Less Liabilities – 0.3%			261,781
	Net Assets – 100%			$81,039,032

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$2,745,195	$78,032,056	$—	$80,777,251

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $80,926,252.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$1,890,974
Depreciation	(2,039,975)
Net unrealized appreciation (depreciation) of investments	$(149,001)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

22	Nuveen Investments

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/A	Not applicable.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Nuveen Investments	23

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolio Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2009